Digital Currencies	9 Months Ended
Dec. 31, 2024
Disclosure of Digital Currencies [Abstract]
Digital Currencies [Text Block]

7. Digital Currencies

Digital currencies are recorded at their fair value on the date they are received as income from digital currency mining and are revalued to their current market value less costs to sell at each reporting date.

The Company's holdings of digital currencies consist of the following:

	December 31, 2024	March 31, 2024
Bitcoin	$260,435	$161,258
Ethereum Classic	9	196
Other coins	362	191
Total	$260,806	$161,645

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins
Digital currencies, March 31, 2023	$65,772	2,332
Digital currency mined	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	161,258	2,287
Digital currency mined	77,022	1,111
Digital currency sold	(38,686)	(593)
Revaluation adjustment	60,841	-
Digital currencies, December 31, 2024	$260,435	2,805

Ethereum Classic
Digital currencies, March 31, 2023	$117	5,718
Digital currency mined	1	28
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	196	5,746
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(82)	-
Digital currencies, December 31, 2024	$9	373

In the three and nine months period ended December 31, 2024, the Company mined 322 Bitcoin and 1,111 Bitcoin respectively, compared with 830 and 2,465 respectively for the period ended December 31, 2023.

The proceeds from the sale of digital assets are presented within the changes of the digital currencies on the consolidated statement of cash flows and within operating activities.

During the three and nine months period ended December 31, 2024, the Company sold digital currencies for proceeds totalling $8.4 million and $37.8 million, respectively (December 31, 2023 - $30.7 million and $92.4 million, respectively) with a cost of $7.8 million and $38.8 million, respectively (December 31, 2023 - $24.9 million and $89.4 million, respectively) and recorded a gain on sale of $0.6 million and loss of $0.8 million, respectively (December 31, 2023 - gain on sale of $5.8 million and $3.0 million, respectively).

For the three and nine months period ended December 31, 2024, the Company recognized a gain of $76.7 million and $60.9 million, respectively, in accumulated other comprehensive income (December 31, 2023 - a gain of $19.4 million and $19.4 million, respectively) in connection to the revaluation on its digital currencies.